PGIM Jennison International Opportunities Fund
Schedule of Investments as of January 31, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 93.3%
Common Stocks 89.3%
Argentina 4.1%
MercadoLibre, Inc.*	207,068	$234,413,400
Brazil 1.4%
NU Holdings Ltd. (Class A Stock)*(a)	10,810,798	80,216,121
Canada 2.0%
Shopify, Inc. (Class A Stock)*	119,612	115,334,675
China 3.6%
Contemporary Amperex Technology Co. Ltd. (Class A Stock)	2,139,436	204,124,175
France 22.8%
Dassault Systemes SE	4,120,474	197,944,620
Hermes International	138,205	207,132,783
Kering SA	115,346	85,978,954
L’Oreal SA	510,705	217,390,848
LVMH Moet Hennessy Louis Vuitton SE	379,729	311,806,932
Pernod Ricard SA	855,628	182,482,821
Remy Cointreau SA	495,772	103,226,096
		1,305,963,054
Hong Kong 3.7%
Techtronic Industries Co. Ltd.	12,802,445	212,234,948
Ireland 1.6%
ICON PLC*	349,467	92,860,371
Italy 6.1%
Amplifon SpA	1,414,835	60,176,791
Brunello Cucinelli SpA*	1,459,288	84,731,944
Ferrari NV	890,194	205,908,604
		350,817,339
Japan 3.9%
GMO Payment Gateway, Inc.	224,234	19,573,139
Keyence Corp.	298,863	153,703,070
Menicon Co. Ltd.	2,234,476	49,577,861
		222,854,070

PGIM Jennison International Opportunities Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Luxembourg 1.6%
Eurofins Scientific SE	912,029	$91,454,846
Netherlands 10.9%
Adyen NV, 144A*	173,907	352,965,352
Argenx SE, ADR*	371,680	100,078,557
ASML Holding NV	250,871	169,774,070
		622,817,979
Switzerland 13.0%
Alcon, Inc.	1,523,826	117,377,328
Cie Financiere Richemont SA (Class A Stock)	1,065,888	154,656,211
Givaudan SA	26,422	109,410,120
Lonza Group AG	235,074	161,722,740
Straumann Holding AG	121,502	201,228,051
		744,394,450
Taiwan 6.5%
Sea Ltd., ADR*	327,791	49,270,265
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,613,152	320,450,830
		369,721,095
United Kingdom 3.0%
Ashtead Group PLC	2,397,436	170,744,973
United States 4.1%
Atlassian Corp. PLC (Class A Stock)*	247,745	80,353,613
Globant SA*	604,060	154,144,031
		234,497,644
Uruguay 1.0%
Dlocal Ltd.*(a)	1,922,351	57,516,742

Total Common Stocks (cost $4,596,178,786)		5,109,965,882

PGIM Jennison International Opportunities Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Preferred Stock 4.0%
Germany
Sartorius AG (PRFC) (cost $152,021,018)	422,681	$227,250,814

Total Long-Term Investments (cost $4,748,199,804)		5,337,216,696
Short-Term Investments 6.4%
Affiliated Mutual Fund 1.7%
PGIM Institutional Money Market Fund (cost $99,614,453; includes $99,606,674 of cash collateral for securities on loan)(b)(we)	99,684,457	99,614,678
Unaffiliated Fund 4.7%
Dreyfus Government Cash Management (Institutional Shares) (cost $267,618,107)	267,618,107	267,618,107

Total Short-Term Investments (cost $367,232,560)		367,232,785

TOTAL INVESTMENTS 99.7% (cost $5,115,432,364)		5,704,449,481
Other assets in excess of liabilities 0.3%		15,124,331

Net Assets 100.0%		$5,719,573,812

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
PRFC—Preference Shares

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $108,513,204; cash collateral of $99,606,674 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
3